Commitments and contingencies	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Commitments and contingencies

29. Commitments and contingencies

Operating leases: The Company has taken office, vehicles and IT equipment under cancellable and non-cancellable operating lease agreements that are renewable on a periodic basis at the option of both the lessor and the lessee. The operating lease agreements extend up to a maximum of fifteen years from their respective dates of inception and some of these lease agreements have price escalation clause. Rental payments under such leases were ₹ 5,953, ₹ 6,236 and ₹ 6,490 for the year ended March 2017, 2018 and 2019, respectively.

	As at March 31,
	2018		2019
Not later than one year	₹	6,186	₹	7,006
Later than one year but not later five years		12,470		11,106
Later than five years		2,354		1,629

	₹	21,010	₹	19,741

Capital commitments: As at March 31, 2018 and 2019, the Company had committed to spend approximately ₹ 13,091 and ₹ 12,443 respectively, under agreements to purchase/ construct property and equipment. These amounts are net of capital advances paid in respect of these purchases.

Guarantees: As at March 31, 2018 and 2019, performance and financial guarantees provided by banks on behalf of the Company to the Indian Government, customers and certain other agencies amount to approximately ₹ 21,546 and ₹ 18,456 respectively, as part of the bank line of credit.

Contingencies and lawsuits: The Company is subject to legal proceedings and claims (including tax assessment orders/ penalty notices) which have arisen in the ordinary course of its business. Some of the claims involve complex issues and it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of such proceedings. However, the resolution of these legal proceedings is not likely to have a material and adverse effect on the results of operations or the financial position of the Company. The significant of such matters are discussed below.

In March 2004, the Company received a tax demand for year ended March 31, 2001 arising primarily on account of denial of deduction under section 10A of the Income Tax Act, 1961 (Act) in respect of profit earned by the Company’s undertaking in Software Technology Park at Bengaluru. The same issue was repeated in the successive assessments for the years ended March 31, 2002 to March 31, 2011 and the aggregate demand is ₹ 47,583 (including interest of ₹ 13,832). The appeals filed against the said demand before the Appellate authorities have been allowed in favor of the Company by the second appellate authority for the years up to March 31, 2008. Further appeals have been filed by the Income tax authorities before the Hon’ble High Court. The Hon’ble High Court has heard and disposed-off majority of the issues in favor of the Company up to years ended March 31, 2004. Department has filed a Special Leave Petition (SLP) before the Supreme Court of India for the year ended March 31, 2001 to March 31, 2004.

On similar issues for years up to March 31, 2000, the Hon’ble High Court of Karnataka has upheld the claim of the Company under section 10A of the Act. For the year ended March 31, 2009, the appeals are pending before Income Tax Appellate Tribunal (ITAT). For years ended March 31, 2010 and March 31, 2011, the Dispute Resolution Panel (DRP) allowed the claim of the Company under section 10A of the Act. The Income tax authorities have filed an appeal before the ITAT.

For year ended March 31, 2013, the Company received the final assessment order in November 2017 with a demand of ₹ 3,286 (including interest of ₹ 1,166), arising primarily on account of section 10AA issues with respect to exclusion from Export Turnover. The Company has filed an appeal before Hon’ble ITAT, Bengaluru within the prescribed timelines.

For year ended March 31, 2014, the Company received the final assessment order in September 2018 with a demand of ₹ 1,030 (including Nil interest), arising primarily on account of transfer pricing issues. The Company has filed an appeal before the Hon’ble ITAT, Bengaluru within the prescribed timelines.

For year ended March 31, 2015, the Company received the Draft assessment order in December 2018 with a demand of ₹ 6,467 (including interest of ₹ 2,007), arising primarily on account of Capitalization of wages. The Company has filed objections before the Dispute Resolution Panel (Bengaluru) within the prescribed timelines.

Income tax demands against the Company amounting to ₹ 101,440 and ₹ 66,441 are not acknowledged as debt as at March 31, 2018 and March 31, 2019, respectively. The contingent liability has been reworked on the basis of recent judicial pronouncements and updates. These matters are pending before various Appellate Authorities and the management expects its position will likely be upheld on ultimate resolution and will not have a material adverse effect on the Company’s financial position and results of operations.

The contingent liability in respect of disputed demands for excise duty, custom duty, sales tax and other matters amounts to ₹ 7,745 and ₹ 8,477 as at March 31, 2018 and 2019. However, the resolution of these legal proceedings is not likely to have a material and adverse effect on the results of operations or the financial position of the Company.